Financial Assets at Amortized Cost	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Financial Assets at Amortized Cost
10.	FINANCIAL ASSETS AT AMORTIZED COST

	December 31, 2021	December 31, 2022
	NT$	NT$
	(In Millions)	(In Millions)
Corporate bonds	$5,310.1	$81,041.0
Commercial paper	—	48,742.8
Less: Allowance for impairment loss	(3.1)	(56.4)

	$5,307.0	$129,727.4

Current	$3,773.6	$94,600.2
Noncurrent	1,533.4	35,127.2

	$5,307.0	$129,727.4

Refer to Note 34 for information relating to credit risk management and expected credit loss for financial assets at amortized cost.